Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Capital Share Premium And Treasury Shares [Abstract]
Shareholders' Equity
16.
SHAREHOLDERS' EQUITY
(A)
Share capital and premium

As a result of the Business Combination, the Company has retroactively restated the number of shares as of December 31, 2020, 2021 and 2022 to give effect to the Exchange Ratio under the BCA as explained in Note 5:

	Number of shares				In CHF thousands
	Legacy Oculis ordinary shares	Legacy Oculis restricted share awards	Legacy Oculis treasury shares	Oculis ordinary shares (1)	Share capital (2)	Treasury shares (2)	Share premium
Balance as of December 31, 2020 (effect of the recapitalization)	2,646,629	745,511	(114,323)	-	34	(1)	9,773
Restricted shares awards	-	441,419	-	-	4	-	872
Transaction costs	-	-	-	-	-	-	(12)
Balance as of December 31, 2021 (effect of the recapitalization)	2,646,629	1,186,930	(114,323)	-	38	(1)	10,632
Stock option exercised	61,163	-	-	-	1	-	119
Transaction costs	-	-	-	-	-	-	(9)
Balance as of December 31, 2022 (effect of the recapitalization)	2,707,792	1,186,930	(114,323)	-	39	(1)	10,742
Reorganization following Business Combination	(2,707,792)	(1,186,930)	114,323	-	(39)	1	-
Conversion of Legacy Oculis ordinary shares and treasury shares into Oculis ordinary shares	-	-	-	3,780,399	38	-	-
Conversion of Legacy Oculis long-term financial debt into Oculis ordinary shares	-	-	-	16,496,603	165	-	124,637
Issuance of ordinary shares to PIPE investors	-	-	-	7,118,891	71	-	66,983
Issuance of ordinary shares under CLA	-	-	-	1,967,000	20	-	18,348
Issuance of ordinary shares to sponsor	-	-	-	2,047,302	20	-	34,843
Issuance of ordinary shares to non-redeemed shareholders				1,323,178	13	-	12,001
Reorganization	-	-	-	-	-	-	(11,352)
Transaction costs related to the business combination	-	-	-	-	-	-	(4,821)
Proceeds from sale of shares in public offering	-	-	-	3,654,234	36	-	38,143
Transaction costs related to the public offering	-	-	-	-	-	-	(3,361)
Stock option exercised	-	-	-	112,942	1	-	273
Issuance of shares in connection with warrant exercises	-	-	-	149,156	2	-	1,726
Balance as of December 31, 2023	-	-	-	36,649,705	366	-	288,162

(1) Fully paid-in registered shares with a par value of CHF 0.01

(2) Recasted Legacy Oculis shares through the date of the Business Combination

(B)
Conditional Capital

The conditional capital at December 31, 2023 amounted to a maximum of CHF 176,089.41 split into 17,608,941 ordinary shares, in connection with the potential future issuances of:

•
Conditional share capital for new bonds and similar debt instruments:

CHF 50,000.00 through the issuance of a maximum of 5,000,000 fully paid-up registered shares, each with a par value of CHF 0.01 (ordinary shares), in connection with the exercise of convertible rights and/or option rights or warrants, new bonds and similar debt instruments.

•
Conditional share capital in connection with employee benefit plans:

CHF 78,355.44 through the issuance of a maximum of 7,835,544 fully paid-up registered shares, each with a par value of CHF 0.01 (ordinary shares), in connection with the exercise of option rights or other equity-linked instruments granted to any employee, consultant or member of the Board of Directors of Oculis.

As of December 31, 2023, 112,942 options have been exercised and associated ordinary shares have been issued using the conditional share capital for employee benefit plans (refer to Note 13). These shares were not registered yet in the commercial register as of December 31, 2023.

•
Conditional share capital for EBAC public and private warrants:

CHF 44,032.94 through the issuance of a maximum of 4,403,294 fully paid up registered shares, each with a par value of CHF 0.01 (ordinary shares), in connection with the exercise of warrants.

As of December 31, 2023, 149,156 warrants have been exercised and associated ordinary shares have been issued using the conditional share capital for EBAC public and private warrants (refer to Note 18). These shares were not registered yet in the commercial register as of balance sheet date.

•
Conditional share capital for earnout options:

CHF 3,701.03 through the issuance of a maximum of 370,103 fully paid up registered shares, each with a par value of CHF 0.01 (ordinary shares), in connection with the exercise of option rights or other equity-linked instruments granted to any employee, consultant or member of the Board of Directors of Oculis.

(C)
Treasury shares

The Group cancelled 100,000 treasury shares effective March 2, 2023 as a result of the Business Combination. No treasury shares were outstanding as of December 31, 2023.

(D) Capital band

The Company has a capital band between CHF 365,273.68 (lower limit) and CHF 543,684.52 (upper limit). The Company may effect an increase of the Company’s share capital in a maximum amount of CHF 178,410.84 by issuing up to 17,841,084 ordinary shares with a par value of CHF 0.01 each out of the Company’s capital band. The Board of Directors is authorized to increase the share capital to the upper limit or decrease the share capital to the lower limit at any time and as often as required until March 2, 2028. In Q2 2023, 3,654,234 shares were issued from this capital band.